DEBT (Tables)	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Components of Long-term Debt

The components of long-term debt were as follows:

(In millions, issuance by calendar year)	Maturities (calendar year)			Stated Interest Rate			Effective Interest Rate			June 30, 2026	June 30, 2025

2009 issuance of $3.8 billion			2039			5.20%			5.24%	$520	$520
2010 issuance of $4.8 billion			2040			4.50%			4.57%	486	486
2011 issuance of $2.3 billion			2041			5.30%			5.36%	718	718
2012 issuance of $2.3 billion			2042			3.50%			3.57%	454	454
2013 issuance of $5.2 billion			2043	3.75%	–	4.88%	3.83%	–	4.92%	314	314
2013 issuance of €4.1 billion	2028	–	2033	2.63%	–	3.13%	2.69%	–	3.22%	2,630	2,700
2015 issuance of $23.8 billion	2035	–	2055	3.50%	–	4.75%	3.60%	–	4.78%	4,555	7,555
2016 issuance of $19.8 billion	2026	–	2056	2.40%	–	3.95%	2.46%	–	4.03%	7,930	7,930
2017 issuance of $17.1 billion	2026	–	2057	3.30%	–	4.50%	3.38%	–	5.49%	6,833	6,833
2020 issuance of $10.1 billion	2030	–	2060	1.35%	–	2.68%	2.53%	–	5.43%	10,111	10,111
2021 issuance of $8.2 billion	2052	–	2062	2.92%	–	3.04%	2.92%	–	3.04%	8,185	8,185
2023 issuance of $0.1 billion	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	56	56
2024 issuance of $3.3 billion	2026	–	2050	1.35%	–	4.50%	5.16%	–	5.49%	3,344	3,344

Total face value										46,136	49,206
Unamortized discount and issuance costs										(1,081)	(1,155)
Hedge fair value adjustments (a)										(11)	(36)
Premium on debt exchange										(4,750)	(4,864)

Total debt										40,294	43,151
Current portion of long-term debt										(9,227)	(2,999)

Long-term debt										$31,067	$40,152

(a)
Refer to Note 5 – Derivatives for further information on the interest rate swaps related to fixed-rate debt.

Maturities of Long-term Debt Including Current Portion

The following table outlines maturities of our long-term debt, including the current portion, as of June 30, 2026:

(In millions)

Year Ending June 30,

2027	$9,250
2028	0
2029	2,001
2030	0
2031	500
Thereafter	34,385

Total	$46,136